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 Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 MAC A0102-120
 San Francisco, CA 94105

June 28, 2017

Writer's Direct Dial Number

(617) 210-3682

VIA EDGAR

Securities and Exchange Commission
 100 F Street, N.E.
 Washington, D.C. 20549

Re: Wells Fargo Master Trust

Registration No. 811-09689

Dear Ladies/Gentlemen:

In connection with the registration of Wells Fargo Master Trust (the "Trust") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), we are transmitting for filing on EDGAR, pursuant to Rule 8b-11 of the 1940 Act, the Trust's Amendment No. 101 to its Registration Statement on Form N-1A.

This Amendment No. 101 to the Registration Statement of the Trust is being filed in order to update the Portfolios of the Trust listed on Appendix A, and to make certain non-material changes to the Registration Statement.

Beneficial interests in the Trust are not being registered under the Securities Act of 1933 (the "1933 Act") because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act.

Please note that on or around July 14, 2017, the Wells Fargo Diversified Fixed Income Portfolio is expected to merge into the Wells Fargo Investment Grade Corporate Bond Portfolio and the Wells Fargo Diversified Stock Portfolio and Wells Fargo Short-Term Investment Portfolio are expected to liquidate.

Thank you for your attention to this matter. If you have any questions or comments, please do not hesitate to contact the undersigned at the number set forth above.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel

Appendix A
 Wells Fargo Diversified Fixed Income Portfolio
 Wells Fargo Diversified Stock Portfolio
 Wells Fargo Short-Term Investment Portfolio